Subsidiary (Details Textual 2) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Mar. 15, 2018	Jun. 30, 2018	Jun. 15, 2018	Oct. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 13, 2017
Disclosure of detailed information about business combination [line items]
Acquisition of additional stake percentage				27.00%
Percentage of ordinary shares acquired		4.10%		27.00%
Held in ordinary shares				4,024
Percentage of issued and outstanding share capital				6.00%
Ordinary shares issued		140,845						564,625
Carrying amount of net assets on date of the acquisition		$ 1,977		$ 2,821
Decrease in non-controlling interests		93		768
Increase in share premium		237		1,483
Decrease in a capital reserve for transactions with non-controlling interest		144		$ 715
Percentage of issued and outstanding ordinary shares	91.90%		97.40%
Fair value of the shares issued in consideration for waving the rights amount		136
Derivative financial liabilities		1,030
Increase in share premium deriving from the waiving of the rights		$ 136
Finance expense					$ 181	$ 576	$ 26
Minimum [Member]
Disclosure of detailed information about business combination [line items]
Group's ownership equity					97.60%
Maximum [Member]
Disclosure of detailed information about business combination [line items]
Group's ownership equity					98.47%
Tyr Novo Ltd [Member]
Disclosure of detailed information about business combination [line items]
Percentage of ordinary shares acquired								65.00%
Ordinary shares issued				658,484				9,570
Direct ownership of equity					13,750
Group's ownership equity					98.47%